Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 25, 2010
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	475,000,000	400,000,000
Common stock, shares issued	120,136,631	42,939,360
Common stock, shares outstanding	120,136,631	42,939,360
Common Stock Class L [Member]
Common stock, Class L, par value	$ 0.001	$ 0.001
Common stock, Class L, shares authorized	0	100,000,000
Common stock, Class L, shares issued	0	22,994,523
Common stock, Class L, shares outstanding	0	22,994,523